Liabilities Related to Business Combinations and to Non-Controlling Interest - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	€ 800
Payments made	(117)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(24)
Other movements	(2)
Currency translation differences	(1)
Ending balance	656
Current liabilities related to business combinations and to non-controlling interests	243	€ 292
Non-current liabilities related to business combinations and to non-controlling interests	413	€ 508
Bayer contingent consideration arising from the acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	156
Payments made	(37)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	11
Other movements	0
Currency translation differences	1
Ending balance	131
MSD contingent consideration (European Vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	385
Payments made	(78)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	37
Other movements	0
Currency translation differences	(4)
Ending balance	340
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	259
Payments made	(2)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(72)
Other movements	(2)
Currency translation differences	2
Ending balance	€ 185